Preferred Stock (Detail)						3 Months Ended		12 Months Ended
	Aug. 01, 2016 USD ($)	Mar. 31, 2016 USD ($)	Jul. 10, 2015	May 17, 2013 USD ($) $ / shares shares	May 10, 2013 USD ($) Board_member	Sep. 30, 2016 USD ($)	Sep. 30, 2015 USD ($)	Jun. 30, 2016 USD ($) shares	Jun. 30, 2015 USD ($)
Class of Stock [Line Items]
Preferred stock, shares authorized | shares								50,000,000
Preferred stock dividends paid in kind						$ 162,000	$ 452,000	$ 1,858,000	$ 1,311,000
Reverse stock split (usd per share)			0.125					0.125
Preferred stock dividend						162,000		$ 1,858,000	1,740,000
Contribution to equity	$ 9,892,000
Common Stock | One Stone
Class of Stock [Line Items]
Ownership percentage					15.00%
Minimum | Common Stock | One Stone
Class of Stock [Line Items]
Ownership percentage					10.00%
Series A Preferred Stock
Class of Stock [Line Items]
Preferred stock, shares authorized | shares								28,000,000
Proceeds from issuance of preferred stock				$ 23,500,000
Preferred stock dividends paid in kind						162,000		$ 1,858,000	1,311,000
Issuance of Series A Preferred Stock | shares				19,239,734
Preferred stock, par value (usd per share) | $ / shares				$ 0.01
Price per share (in dollars per share) | $ / shares				$ 1.22149381
Reverse stock split (usd per share)				9.77586545
Dividend rate					7.00%
Forced conversion maximum allowable amount to exceed conversion price for 20 of 30 consecutive trading days					200.00%
Forced conversion average daily trading volume denominator					45
Consecutive trading days					30 days
Written notied for redemption period					30 days
Redemption annualized rate of return					20.00%
Liquidation premium until second anniversary of issuance					115.00%
Liquidation premium after second anniversary until third anniversary of issuance					110.00%
Liquidation premium after third anniversary until fourth anniversery of issuance					105.00%
Preferred stock dividend						162,000	$ 452,000	1,900,000	1,700,000
Accrued dividends								0	$ 0
Series A Preferred Stock | One Stone
Class of Stock [Line Items]
Maximum number of Board members with 15% ownership | Board_member					2
Maximum number of Board members with 10% ownership of fully diluted shares | Board_member					1
Minority veto rights, capital expenditures					$ 15,000,000
Minority veto rights, Board of DIrectors maximum members | Board_member					12
Standstill period					2 years
Series A Preferred Stock | Minimum
Class of Stock [Line Items]
Consecutive trading days					20 days
One Stone Exchange Agreement
Class of Stock [Line Items]
Asset impairment charges		$ 11,300,000				11,300,000		11,300,000
Preferred stock dividends paid in kind						$ 4,200,000		$ 4,200,000
One Stone Exchange Agreement | Series A Preferred Stock
Class of Stock [Line Items]
Proceeds from issuance of preferred stock		$ 23,500,000			$ 23,500,000